DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED (Tables)	6 Months Ended
Jun. 30, 2025
Crypto Asset, Holding [Line Items]
Digital Assets Loan Receivable, Net of Allowance
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	June 30, 2025	December 31, 2024
Digital asset loans receivable	$895,026	$579,954
Less: Allowance for credit losses	(150)	(424)
Digital asset loans receivable, net	$894,876	$579,530

Collateral Payable Associated with Digital Assets Loan Receivable
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	June 30, 2025	December 31, 2024
Collateral payable — Digital assets	$1,116,700	$673,427
Collateral payable — Cash	14,867	44,535
Collateral payable associated with digital assets loan receivable	$1,131,567	$717,962

Schedule of Digital Assets Borrowed
Digital Assets Borrowed

(in thousands)	June 30, 2025	December 31, 2024
Digital assets borrowed — current	$2,836,370	$1,497,609
Digital assets borrowed — non-current	8,564	—
Digital assets borrowed	$2,844,934	$1,497,609

Schedule of Assets Posted as Collateral Associated with Digital Assets Borrowed
Assets Posted as Collateral Associated with Digital Assets Borrowed

(in thousands)	June 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$501,418	$84,221
Less: Allowance for credit loss	(2,477)	(826)
Assets posted as collateral associated with digital assets borrowed	$498,941	$83,395

Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Digital Assets Loan Receivable, Net of Allowance
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	December 31, 2024	December 31, 2023
Digital asset loans receivable	$579,954	$104,504
Less: Allowance for credit losses	(424)	—
Digital asset loans receivable, net	$579,530	$104,504

Collateral Payable Associated with Digital Assets Loan Receivable
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$673,427	$115,635
Collateral payable — Cash	44,535	—
Collateral payable associated with digital assets loan receivable	$717,962	$115,635

Schedule of Digital Assets Borrowed	Digital Assets Borrowed

(in thousands)	December 31, 2024	December 31, 2023
Digital assets borrowed	$1,497,609	$398,277

Schedule of Assets Posted as Collateral Associated with Digital Assets Borrowed
Assets Posted as Collateral Associated with Digital Assets Borrowed

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral — Digital intangible assets	$84,221	$233,053
Assets posted as collateral — Digital financial assets	—	—
Less: Allowance for credit loss	(826)
Assets posted as collateral associated with digital assets borrowed	$83,395	$233,053